Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 962,000.00
Previously Paid Amount	0.00
Total Fee Amount	132.85
Total Offset Amount	0.00
Net Fee	132.85
Narrative - Max Aggregate Offering Price	$ 962,000.00
Final Prospectus	true